Loans, Impaired Loans, and Allowance for Credit Losses (Tables)	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings

Loans by Risk Ratings[1]

(millions of Canadian dollars)										As at
	July 31, 2019					October 31, 2018
	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Residential mortgages2,3,4
Low Risk	$179,288	$52	$	n/a	$179,340	$168,690	$32	$	n/a	$168,722
Normal Risk	42,285	247		n/a	42,532	47,821	176		n/a	47,997
Medium Risk	5,821	447		n/a	6,268	5,106	267		n/a	5,373
High Risk	935	1,419		237	2,591	892	1,264		317	2,473

Default	n/a	n/a		618	618	n/a	n/a		626	626

Total	228,329	2,165		855	231,349	222,509	1,739		943	225,191

Allowance for loan losses	29	30		53	112	24	34		52	110

Loans, net of allowance	228,300	2,135		802	231,237	222,485	1,705		891	225,081
Consumer instalment and other personal[5]
Low Risk	92,519	906		n/a	93,425	87,906	983		n/a	88,889
Normal Risk	45,483	1,215		n/a	46,698	48,008	1,190		n/a	49,198
Medium Risk	26,828	1,012		n/a	27,840	23,008	1,063		n/a	24,071
High Risk	6,719	2,484		583	9,786	6,158	2,386		817	9,361

Default	n/a	n/a		473	473	n/a	n/a		560	560

Total	171,549	5,617		1,056	178,222	165,080	5,622		1,377	172,079

Allowance for loan losses	647	368		159	1,174	574	349		180	1,103

Loans, net of allowance	170,902	5,249		897	177,048	164,506	5,273		1,197	170,976
Credit card
Low Risk	6,956	6		n/a	6,962	7,234	11		n/a	7,245
Normal Risk	10,925	83		n/a	11,008	9,780	66		n/a	9,846
Medium Risk	11,508	275		n/a	11,783	11,347	246		n/a	11,593
High Risk	4,874	1,699		303	6,876	4,435	1,445		333	6,213

Default	n/a	n/a		127	127	n/a	n/a		121	121

Total	34,263	2,063		430	36,756	32,796	1,768		454	35,018

Allowance for loan losses	409	309		313	1,031	379	283		341	1,003

Loans, net of allowance	33,854	1,754		117	35,725	32,417	1,485		113	34,015
Business and government[2,3,4,6]
Investment grade or Low/Normal Risk	121,934	193		n/a	122,127	118,414	57		n/a	118,471
Non-Investment grade or Medium Risk	117,231	4,781		n/a	122,012	108,678	5,272		n/a	113,950
Watch and classified or High Risk	747	4,600		118	5,465	666	3,746		97	4,509

Default	n/a	n/a		826	826	n/a	n/a		736	736

Total	239,912	9,574		944	250,430	227,758	9,075		833	237,666

Allowance for loan losses	632	623		197	1,452	651	551		131	1,333

Loans, net of allowance	239,280	8,951		747	248,978	227,107	8,524		702	236,333
Total loans[6,7]	674,053	19,419		3,285	696,757	648,143	18,204		3,607	669,954

Total allowance for loan losses[7]	1,717	1,330		722	3,769	1,628	1,217		704	3,549

Total loans, net of allowance[6,7]	$672,336	$18,089		$2,563	$692,988	$646,515	$16,987		$2,903	$666,405
[1]	Certain comparative amounts have been reclassified to conform with presentation adopted in the current period.
[2]

As at July 31, 2019, impaired loans with a balance of $163 million (October 31, 2018 – $124 million) did not have a related allowance for loan losses. An allowance was not required for these loans as the balance relates to loans where the realizable value of the collateral exceeded the loan amount.

[3]

As at July 31, 2019, excludes trading loans and non-trading loans at fair value through profit or loss with a fair value of $12 billion (October 31, 2018 – $11 billion) and $2 billion (October 31, 2018 – $1 billion), respectively.

[4]	As at July 31, 2019, includes insured mortgages of $90 billion (October 31, 2018 – $95 billion).
[5]	As at July 31, 2019, includes Canadian government-insured real estate personal loans of $13 billion (October 31, 2018 – $14 billion).
[6]	As at July 31, 2019, includes loans that are measured at FVOCI of $2 billion (October 31, 2018 – $3 billion) and customers' liability under acceptances of $15 billion (October 31, 2018 – $17 billion).
[7]

As at July 31, 2019, Stage 3 includes acquired credit-impaired (ACI) loans of $340 million (October 31, 2018 – $453 million) and a related allowance for loan losses of $14 million (October 31, 2018 – $18 million), which have been included in the "Default" risk rating category as they were impaired at acquisition.

Loans by Risk Ratings – Off-Balance Sheet Credit Instruments[1,2]
(millions of Canadian dollars)										As at
			July 31, 2019					October 31, 2018
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Retail Exposures[3]
Low Risk	$229,898	$734	$	n/a	$230,632	$236,456	$1,007	$	n/a	$237,463
Normal Risk	62,385	627		n/a	63,012	50,116	654		n/a	50,770
Medium Risk	12,314	286		n/a	12,600	12,005	349		n/a	12,354
High Risk	1,762	838		–	2,600	1,423	986		–	2,409
Default	n/a	n/a		–	–	n/a	n/a		–	–
Non-Retail Exposures[4]
Investment grade	175,431	–		n/a	175,431	166,769	–		n/a	166,769
Non-Investment grade	64,640	3,080		n/a	67,720	61,763	1,957		n/a	63,720
Watch and classified	2	2,081		–	2,083	–	2,004		–	2,004
Default	n/a	n/a		101	101	n/a	n/a		96	96
Total off-balance sheet credit instruments	546,432	7,646		101	554,179	528,532	6,957		96	535,585
Allowance for off-balance sheet credit instruments	608	470		7	1,085	550	477		2	1,029
Total off-balance sheet credit instruments, net of allowance	$545,824	$7,176		$94	$553,094	$527,982	$6,480		$94	$534,556
[1]	Certain comparative amounts have been recast to conform with the presentation adopted in the current period.
[2]	Exclude mortgage commitments.
[3]

As at July 31, 2019, includes $308 billion (October 31, 2018 – $302 billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank's discretion at any time.

[4]	As at July 31, 2019, includes $39 billion (October 31, 2018 – $37 billion) of the undrawn component of uncommitted credit and liquidity facilities.

Summary of Allowance for Credit Losses

The changes to the Bank's allowance for loan losses, as at and for the three and nine months ended July 31 are shown in the following tables.

(millions of Canadian dollars)	For the three months ended
	July 31, 2019				July 31, 2018
	Stage 1	Stage 2	Stage 3 [2]	Total	Stage 1	Stage 2	Stage 3 [2]	Total
Residential Mortgages
Balance at beginning of period	$27	$32	$51	$110	$23	$24	$48	$95
Provision for credit losses
Transfer to Stage 1[3]	10	(9)	(1)	–	6	(6)	–	–
Transfer to Stage 2	(2)	4	(2)	–	(1)	2	(1)	–
Transfer to Stage 3	(1)	(2)	3	–	–	(2)	2	–
Net remeasurement due to transfers[4]	(5)	2	–	(3)	(3)	1	–	(2)
New originations or purchases[5]	4	n/a	n/a	4	4	n/a	n/a	4
Net repayments[6]	–	–	–	–	–	–	(1)	(1)
Derecognition of financial assets (excluding disposals and write-offs)[7]	(2)	(2)	(5)	(9)	(2)	–	(2)	(4)
Changes to risk, parameters, and models[8]	(2)	5	15	18	(3)	6	8	11
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(10)	(10)	–	–	(8)	(8)
Recoveries	–	–	1	1	–	–	–	–
Foreign exchange and other adjustments	–	–	1	1	–	1	–	1
Balance at end of period	$29	$30	$53	$112	$24	$26	$46	$96
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$647	$401	$181	$1,229	$572	$382	$174	$1,128
Provision for credit losses
Transfer to Stage 1[3]	99	(94)	(5)	–	80	(74)	(6)	–
Transfer to Stage 2	(32)	43	(11)	–	(27)	36	(9)	–
Transfer to Stage 3	(3)	(27)	30	–	(4)	(38)	42	–
Net remeasurement due to transfers[4]	(42)	45	3	6	(33)	36	3	6
New originations or purchases[5]	92	n/a	n/a	92	104	n/a	n/a	104
Net repayments[6]	(23)	(7)	(3)	(33)	(18)	(4)	(4)	(26)
Derecognition of financial assets (excluding disposals and write-offs)[7]	(21)	(9)	(5)	(35)	(46)	(24)	(12)	(82)
Changes to risk, parameters, and models[8]	(34)	62	209	237	(33)	80	187	234
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(300)	(300)	–	–	(270)	(270)
Recoveries	–	–	63	63	–	–	64	64
Foreign exchange and other adjustments	(4)	(3)	(3)	(10)	4	3	2	9
Balance, including off-balance sheet instruments, at end of period	679	411	159	1,249	599	397	171	1,167
Less: Allowance for off-balance sheet instruments[9]	32	43	–	75	26	48	–	74
Balance at end of period	$647	$368	$159	$1,174	$573	$349	$171	$1,093
Credit Card[10]
Balance, including off-balance sheet instruments, at beginning of period	$880	$627	$382	$1,889	$764	$582	$348	$1,694
Provision for credit losses
Transfer to Stage 1[3]	201	(192)	(9)	–	195	(153)	(42)	–
Transfer to Stage 2	(59)	77	(18)	–	(47)	68	(21)	–
Transfer to Stage 3	(6)	(124)	130	–	(7)	(122)	129	–
Net remeasurement due to transfers[4]	(76)	84	8	16	(65)	66	12	13
New originations or purchases[5]	30	n/a	n/a	30	27	n/a	n/a	27
Net repayments[6]	28	1	4	33	21	(48)	52	25
Derecognition of financial assets (excluding disposals and write-offs)[7]	(27)	(25)	(137)	(189)	(23)	(25)	(121)	(169)
Changes to risk, parameters, and models[8]	(57)	189	301	433	(73)	172	303	402
Disposals	–	–	–	–	(11)	(4)	(5)	(20)
Write-offs	–	–	(419)	(419)	–	–	(382)	(382)
Recoveries	–	–	75	75	–	–	67	67
Foreign exchange and other adjustments	(9)	(6)	(4)	(19)	6	2	4	12
Balance, including off-balance sheet instruments, at end of period	905	631	313	1,849	787	538	344	1,669
Less: Allowance for off-balance sheet instruments[9]	496	322	–	818	415	269	–	684
Balance at end of period	$409	$309	$313	$1,031	$372	$269	$344	$985
[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Includes allowance for loan losses related to ACI loans.
[3]	Transfers represent stage transfer movements prior to expected credit loss (ECL) remeasurement.
[4]	Represents the remeasurement between twelve-month and lifetime ECLs due to stage transfers, excluding the change to risk, parameters, and models.
[5]	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
[6]	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
[7]	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
[8]	Represents the change in the allowance related to changes in risk including changes to macroeconomic factors, level of risk, associated parameters, and models.
[9]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
[10]

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank's 2018 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses (Continued)[1,2]
(millions of Canadian dollars)	For the three months ended
	July 31, 2019				July 31, 2018
	Stage 1	Stage 2	Stage 3 [3]	Total	Stage 1	Stage 2	Stage 3 [3]	Total
Business and Government
Balance, including off-balance sheet instruments, at beginning of period	$717	$755	$183	$1,655	$696	$639	$162	$1,497
Provision for credit losses
Transfer to Stage 1[4]	54	(54)	–	–	32	(31)	(1)	–
Transfer to Stage 2	(32)	36	(4)	–	(23)	26	(3)	–
Transfer to Stage 3	(6)	(57)	63	–	–	(14)	14	–
Net remeasurement due to transfers[4]	(24)	44	(1)	19	(9)	18	1	10
New originations or purchases[4]	91	n/a	n/a	91	136	n/a	n/a	136
Net repayments[4]	3	6	(14)	(5)	(2)	(4)	(8)	(14)
Derecognition of financial assets (excluding disposals and write-offs)[4]	(77)	(125)	(25)	(227)	(70)	(107)	(18)	(195)
Changes to risk, parameters, and models[4]	(5)	127	55	177	(53)	118	26	91
Disposals	–	(3)	–	(3)	–	–	–	–
Write-offs	–	–	(61)	(61)	–	–	(39)	(39)
Recoveries	–	–	17	17	–	–	16	16
Foreign exchange and other adjustments	(9)	(1)	(9)	(19)	8	6	(2)	12
Balance, including off-balance sheet instruments, at end of period	712	728	204	1,644	715	651	148	1,514
Less: Allowance for off-balance sheet instruments[5]	80	105	7	192	70	83	–	153
Balance at end of period	632	623	197	1,452	645	568	148	1,361
Total Allowance for Loan Losses at end of period	$1,717	$1,330	$722	$3,769	$1,614	$1,212	$709	$3,535
[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Includes the allowance for loan losses related to customers' liability under acceptances.
[3]	Includes allowance for loan losses related to ACI loans.
[4]	For explanations regarding this line item, refer to the "Allowance for Loan Losses" table on the previous page in this Note.
[5]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.

Allowance for Loan Losses[1]
(millions of Canadian dollars)	For the nine months ended
	July 31, 2019				July 31, 2018
	Stage 1	Stage 2	Stage 3 [2]	Total	Stage 1	Stage 2	Stage 3 [2]	Total
Residential Mortgages
Balance at beginning of period	$24	$34	$52	$110	$24	$26	$57	$107
Provision for credit losses
Transfer to Stage 1[3]	27	(25)	(2)	–	17	(17)	–	–
Transfer to Stage 2	(4)	10	(6)	–	(3)	6	(3)	–
Transfer to Stage 3	(2)	(6)	8	–	–	(6)	6	–
Net remeasurement due to transfers[4]	(11)	5	–	(6)	(10)	4	–	(6)
New originations or purchases[5]	9	n/a	n/a	9	10	n/a	n/a	10
Net repayments[6]	–	(1)	–	(1)	(1)	(1)	(5)	(7)
Derecognition of financial assets (excluding disposals and write-offs)[7]	(3)	(4)	(13)	(20)	(3)	(1)	(3)	(7)
Changes to risk, parameters, and models[8]	(11)	17	35	41	(10)	15	14	19
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(23)	(23)	–	–	(22)	(22)
Recoveries	–	–	1	1	–	–	2	2
Foreign exchange and other adjustments	–	–	1	1	–	–	–	–
Balance at end of period	$29	$30	$53	$112	$24	$26	$46	$96
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$599	$392	$180	$1,171	$529	$355	$171	$1,055
Provision for credit losses
Transfer to Stage 1[3]	266	(252)	(14)	–	226	(212)	(14)	–
Transfer to Stage 2	(89)	121	(32)	–	(87)	116	(29)	–
Transfer to Stage 3	(12)	(133)	145	–	(17)	(126)	143	–
Net remeasurement due to transfers[4]	(110)	123	8	21	(92)	104	8	20
New originations or purchases[5]	231	n/a	n/a	231	246	n/a	n/a	246
Net repayments[6]	(66)	(22)	(9)	(97)	(31)	(17)	(13)	(61)
Derecognition of financial assets (excluding disposals and write-offs)[7]	(59)	(61)	(38)	(158)	(100)	(71)	(32)	(203)
Changes to risk, parameters, and models[8]	(82)	242	614	774	(79)	246	539	706
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(886)	(886)	–	–	(798)	(798)
Recoveries	–	–	191	191	–	–	195	195
Foreign exchange and other adjustments	1	1	–	2	4	2	1	7
Balance, including off-balance sheet instruments, at end of period	679	411	159	1,249	599	397	171	1,167
Less: Allowance for off-balance sheet instruments[9]	32	43	–	75	26	48	–	74
Balance at end of period	$647	$368	$159	$1,174	$573	$349	$171	$1,093
Credit Card[10]
Balance, including off-balance sheet instruments, at beginning of period	$819	$580	$341	$1,740	$763	$521	$321	$1,605
Provision for credit losses
Transfer to Stage 1[3]	564	(488)	(76)	–	449	(387)	(62)	–
Transfer to Stage 2	(170)	220	(50)	–	(140)	194	(54)	–
Transfer to Stage 3	(22)	(440)	462	–	(31)	(344)	375	–
Net remeasurement due to transfers[4]	(187)	238	31	82	(156)	179	51	74
New originations or purchases[5]	95	n/a	n/a	95	139	n/a	n/a	139
Net repayments[6]	66	2	(26)	42	105	(52)	35	88
Derecognition of financial assets (excluding disposals and write-offs)[7]	(74)	(79)	(332)	(485)	(80)	(82)	(257)	(419)
Changes to risk, parameters, and models[8]	(187)	598	1,017	1,428	(246)	515	882	1,151
Disposals	–	–	–	–	(19)	(11)	(8)	(38)
Write-offs	–	–	(1,280)	(1,280)	–	–	(1,139)	(1,139)
Recoveries	–	–	224	224	–	–	196	196
Foreign exchange and other adjustments	1	–	2	3	3	5	4	12
Balance, including off-balance sheet instruments, at end of period	905	631	313	1,849	787	538	344	1,669
Less: Allowance for off-balance sheet instruments[9]	496	322	–	818	415	269	–	684
Balance at end of period	$409	$309	$313	$1,031	$372	$269	$344	$985
[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Includes allowance for loan losses related to ACI loans.
[3]	Transfers represent stage transfer movements prior to ECL remeasurement.
[4]	Represents the remeasurement between twelve-month and lifetime ECLs due to stage transfers, excluding the change to risk, parameters, and models.
[5]	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
[6]	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
[7]	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
[8]	Represents the change in the allowance related to changes in risk including changes to macroeconomic factors, level of risk, associated parameters, and models.
[9]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
[10]

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank's 2018 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses (Continued)[1,2]
(millions of Canadian dollars)	For the nine months ended
	July 31, 2019				July 31, 2018
	Stage 1	Stage 2	Stage 3[3]	Total	Stage 1	Stage 2	Stage 3[3]	Total
Business and Government
Balance, including off-balance sheet instruments, at beginning of period	$736	$688	$133	$1,557	$706	$627	$192	$1,525
Provision for credit losses
Transfer to Stage 1[4]	139	(136)	(3)	–	98	(95)	(3)	–
Transfer to Stage 2	(100)	108	(8)	–	(75)	81	(6)	–
Transfer to Stage 3	(9)	(105)	114	–	(4)	(43)	47	–
Net remeasurement due to transfers[4]	(51)	91	1	41	(27)	50	4	27
New originations or purchases[4]	304	n/a	n/a	304	341	n/a	n/a	341
Net repayments[4]	5	(16)	(21)	(32)	(8)	(26)	(20)	(54)
Derecognition of financial assets (excluding disposals and write-offs)[4]	(245)	(308)	(62)	(615)	(264)	(291)	(43)	(598)
Changes to risk, parameters, and models[4]	(69)	407	148	486	(56)	344	47	335
Disposals	–	(3)	–	(3)	–	–	(5)	(5)
Write-offs	–	–	(136)	(136)	–	–	(113)	(113)
Recoveries	–	–	41	41	–	–	51	51
Foreign exchange and other adjustments	2	2	(3)	1	4	4	(3)	5
Balance, including off-balance sheet instruments, at end of period	712	728	204	1,644	715	651	148	1,514
Less: Allowance for off-balance sheet instruments[5]	80	105	7	192	70	83	–	153
Balance at end of period	632	623	197	1,452	645	568	148	1,361
Total Allowance for Loan Losses at end of period	$1,717	$1,330	$722	$3,769	$1,614	$1,212	$709	$3,535
[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Includes the allowance for loan losses related to customers' liability under acceptances.
[3]	Includes allowance for loan losses related to ACI loans.
[4]	For explanations regarding this line item, refer to the "Allowance for Loan Losses" table on the previous page in this Note.
[5]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.

Summary of Loans Past Due but Not Impaired

The following table summarizes loans that are contractually past due but not impaired as at July 31, 2019 and October 31, 2018.

Loans Past Due but not Impaired[1,2]
(millions of Canadian dollars)								As at
	July 31, 2019				October 31, 2018
	1-30 days	31-60 days	61-89 days	Total	1-30 days	31-60 days	61-89 days	Total
Residential mortgages	$1,309	$408	$104	$1,821	$1,471	$358	$101	$1,930
Consumer instalment and other personal	6,254	824	248	7,326	5,988	811	241	7,040
Credit card	1,378	322	214	1,914	1,403	340	213	1,956

Business and government	1,434	763	38	2,235	1,314	444	28	1,786
Total	$10,375	$2,317	$604	$13,296	$10,176	$1,953	$583	$12,712
[1]	Includes loans that are measured at FVOCI.
[2]	Balances as at July 31, 2019 and October 31, 2018 exclude all ACI loans.